Investment Portfolioas of March 31, 2023 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.1%
Australia 3.7%
APA Group (Units)	1,702,923	11,545,085
Transurban Group (Units)	3,410,979	32,537,028
(Cost $42,915,074)		44,082,113
Canada 13.1%
Enbridge, Inc.	2,177,837	83,036,582
Gibson Energy, Inc. (a)	605,175	9,672,053
Keyera Corp.	436,585	9,558,676
Pembina Pipeline Corp.	984,599	31,894,742
TC Energy Corp. (a)	575,559	22,387,819
(Cost $150,039,518)		156,549,872
China 1.8%
China Tower Corp. Ltd. "H", 144A	113,504,000	13,742,401
ENN Energy Holdings Ltd.	551,600	7,546,001
(Cost $22,453,618)		21,288,402
Denmark 1.2%
Orsted AS 144A (Cost $16,923,627)	172,651	14,683,575
France 5.1%
Getlink SE	240,095	3,953,561
Vinci SA	495,531	56,870,638
(Cost $46,304,109)		60,824,199
Germany 1.0%
RWE AG (Cost $10,564,062)	269,208	11,598,101
Hong Kong 3.1%
China Gas Holdings Ltd.	5,601,200	7,876,378
China Resources Gas Group Ltd.	3,658,500	13,444,463
Hong Kong & China Gas Co., Ltd.	14,361,800	12,649,877
Kunlun Energy Co., Ltd.	4,998,000	3,899,743
(Cost $47,193,527)		37,870,461
Italy 4.0%
Snam SpA	2,401,390	12,726,231
Terna - Rete Elettrica Nazionale	4,238,860	34,744,324
(Cost $45,310,512)		47,470,555
Japan 1.6%
East Japan Railway Co.	231,700	12,827,849
Tokyo Gas Co., Ltd.	353,100	6,640,629
(Cost $19,890,190)		19,468,478

Mexico 1.4%
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	48,775	9,516,490
Grupo Aeroportuario del Sureste SAB de CV (ADR)	22,948	7,032,874
(Cost $7,715,513)		16,549,364
Spain 7.2%
Aena SME SA 144A	77,016	12,420,060
Cellnex Telecom SA 144A	1,272,883	49,553,555
Ferrovial SA	838,598	24,722,106
(Cost $68,282,768)		86,695,721
United Kingdom 6.5%
National Grid PLC	4,798,759	64,954,925
SSE PLC	581,752	12,942,844
(Cost $64,370,402)		77,897,769
United States 49.4%
Ameren Corp.	308,484	26,649,933
American Tower Corp. (REIT)	365,788	74,745,120
American Water Works Co., Inc.	220,520	32,303,975
Atmos Energy Corp.	253,870	28,524,833
CenterPoint Energy, Inc.	1,519,613	44,767,799
Cheniere Energy, Inc.	116,335	18,334,396
Crown Castle, Inc. (REIT)	320,766	42,931,321
Exelon Corp.	1,090,316	45,673,337
Kinder Morgan, Inc.	1,088,222	19,054,767
NiSource, Inc.	1,393,910	38,973,724
ONEOK, Inc.	577,992	36,725,612
PG&E Corp.*	2,735,730	44,236,754
SBA Communications Corp. (REIT)	161,869	42,259,140
Sempra Energy	392,696	59,359,927
Williams Companies, Inc.	713,497	21,305,020
Xcel Energy, Inc.	216,358	14,591,184
(Cost $417,651,315)		590,436,842
Total Common Stocks (Cost $959,614,235)		1,185,415,452

Master Limited Partnerships 0.3%
United States
Enterprise Products Partners LP (Cost $3,227,355)	123,375	3,195,412

Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c) (Cost $28,475,612)	28,475,612	28,475,612

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.78% (b) (Cost $4,232,227)	4,232,227	4,232,227

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $995,549,429)	102.1	1,221,318,703
Other Assets and Liabilities, Net	(2.1)	(25,291,018)
Net Assets	100.0	1,196,027,685
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c)
11,030,576	17,445,036 (d)	—	—	—	34,059	—	28,475,612	28,475,612
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.78% (b)
2,066,818	50,310,609	48,145,200	—	—	39,847	—	4,232,227	4,232,227
13,097,394	67,755,645	48,145,200	—	—	73,906	—	32,707,839	32,707,839

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $27,155,262, which is 2.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2023 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Utilities	550,333,642	46%
Energy	255,165,079	22%
Real Estate	159,935,581	14%
Industrials	159,880,606	13%
Communication Services	63,295,956	5%
Total	1,188,610,864	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$44,082,113	$—	$44,082,113
Canada	156,549,872	—	—	156,549,872
China	—	21,288,402	—	21,288,402
Denmark	—	14,683,575	—	14,683,575
France	—	60,824,199	—	60,824,199
Germany	—	11,598,101	—	11,598,101
Hong Kong	—	37,870,461	—	37,870,461
Italy	—	47,470,555	—	47,470,555
Japan	—	19,468,478	—	19,468,478
Mexico	16,549,364	—	—	16,549,364
Spain	—	86,695,721	—	86,695,721
United Kingdom	—	77,897,769	—	77,897,769
United States	590,436,842	—	—	590,436,842
Master Limited Partnerships	3,195,412	—	—	3,195,412
Short-Term Investments (a)	32,707,839	—	—	32,707,839
Total	$799,439,329	$421,879,374	$—	$1,221,318,703

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH1
R-080548-2 (1/25)